December 10, 2013

Sally Samuel, Senior Counsel
Securities and Exchange Commission
Division of Investment Management
Insured Investments Office
100 F Street NE
Washington, DC  20549

Re: Post-Effective Amendment No. 19 to Registration Statement on Form N-1A
       Allianz Variable Insurance Products Fund of Funds Trust
       File Nos. 333-119867 and 811-21624

Dear Ms. Samuel:

Enclosed for filing please find Post-Effective Amendment No. 19 to Form N-1A for the above-referenced Registrant. The primary purpose of this filing is to finalize disclosure to the prospectus and SAI describing the availability of a new investment option being added to the trust. Updates since the initial filing are based on telephonic comments received from you on November 22 and December 6, 2013. Also enclosed are requests for acceleration of the effective date to December 13, 2013, or as soon thereafter as may be practicable.

This post-effective amendment relates solely to the series of the Registrant included in Parts A and B filed herewith. Information contained in the Registration Statement relating to other series of the Registrant is neither amended nor superseded hereby.

Manually executed signature pages have been executed prior to the time of this electronic filing and will be retained by the Company for five years.

If you have any questions or comments, please feel free to contact the undersigned.

Sincerely,

Allianz Variable Insurance Products Trust

By: /s/ Erik Nelson
     ______________________________________

     Erik Nelson, Chief Legal Officer

763/765-7453
Erik.Nelson@allianzlife.com
Allianz Investment Management LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. www.allianzlife.com

Allianz Investment Management LLC is a registered investment adviser that is a wholly owned subsidiary of Allianz Life
Insurance Company of North America. This information is confidential and is intended only for the use of the individual(s)
and/or entity/entities named above. This information should not be copied, forwarded, or further disseminated.